Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Earnings (Deficit) [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]
Beginning balance at Nov. 24, 2013	$ 174,976	$ 374	$ 7,361	$ 475,960	$ (312,029)	$ 3,310
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	104,309	0	0	106,078	0	(1,769)
Other comprehensive (loss) income, net of tax	(63,640)	0	0	0	(63,311)	(329)
Stock-based compensation and dividends, net	13,267	0	13,290	(23)	0	0
Reclassification to temporary equity	(39,140)	0	(19,298)	(19,842)	0	0
Repurchase of common stock	(5,314)	0	(1,353)	(3,961)	0	0
Cash dividends paid	(30,003)	0	0	(30,003)	0	0
Ending balance at Nov. 30, 2014	154,455	374	0	528,209	(375,340)	1,212
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	209,891	0	0	209,436	0	455
Other comprehensive (loss) income, net of tax	(3,798)	0	0	0	(3,726)	(72)
Stock-based compensation and dividends, net	16,609	1	16,674	(66)	0	0
Reclassification to temporary equity	8,881	0	(10,961)	19,842	0	0
Repurchase of common stock	(4,175)	0	(2,422)	(1,753)	0	0
Cash dividends paid	(50,000)	0	0	(50,000)	0	0
Ending balance at Nov. 29, 2015	331,863	375	3,291	705,668	(379,066)	1,595
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	291,209	0	0	291,052	0	157
Other comprehensive (loss) income, net of tax	(47,780)	0	0	0	(48,248)	468
Stock-based compensation and dividends, net	9,609	0	9,649	(40)	0	0
Reclassification to temporary equity	(10,563)	0	(10,563)	0	0	0
Repurchase of common stock	(2,563)	0	(932)	(1,631)	0	0
Cash dividends paid	(60,000)	0	0	(60,000)	0	0
Ending balance at Nov. 27, 2016	511,775	$ 375	$ 1,445	$ 935,049	$ (427,314)	$ 2,220
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	60,121
Ending balance at Feb. 26, 2017	$ 506,969